Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts receivables due	30 days
Uncertain tax positions	$ 0	$ 0
Advertising costs	$ 309,003	$ 259,920
Property And Equipment [Member] | Minimum [Member]
Useful lives	P5Y
Property And Equipment [Member] | Maximum [Member]
Useful lives	P7Y
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration risk	45.00%	38.00%